Intangible Assets and Goodwill (Summary of Goodwill) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Goodwill [Roll Forward]
Balance at June 30, 2015		$ 24,722,000	$ 24,722,000
Acquisition of DDGG	$ 3,350
Impairments of goodwill		$ (1,678)	0	$ 0
Balance at June 30, 2016	$ 11,270,000		11,270,000	$ 24,722,000
DDGG
Goodwill [Roll Forward]
Acquisition of DDGG			1,591,000
Wetpaint
Goodwill [Roll Forward]
Impairments of goodwill			(10,708,000)
Choose Digital
Goodwill [Roll Forward]
Impairments of goodwill			$ (4,335,000)